Capital stock - Voting Common Shares (Details) - CAD ($)	May 31, 2025	Aug. 31, 2024	May 31, 2024	Aug. 31, 2023
Capital stock
Issued capital	$ 81,105,476	$ 55,421,479
Issued capital [member]
Capital stock
Issued capital	$ 81,066,751	$ 55,382,754
Shares outstanding	1,130,746	16,350	9,179	8,282
Pre-funded warrants
Capital stock
Issued capital	$ 38,725	$ 38,725
Shares outstanding	48	48